Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2020-B	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2020

A.	DATES	Begin	End	# days
1	Payment Date		11/16/2020
2	Collection Period	9/2/2020	10/31/2020	60
3	Monthly Interest Period-Actual	10/14/2020	11/15/2020	33
4	Monthly Interest - Scheduled	10/14/2020	11/14/2020	31

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	82,000,000.00	82,000,000.00	-	-	31,630,063.35	50,369,936.65	0.6142675
6	Class A-2 Notes	323,000,000.00	323,000,000.00	-	-	-	323,000,000.00	1.0000000
7	Class A-3 Notes	273,000,000.00	273,000,000.00	-	-	-	273,000,000.00	1.0000000
8	Class A-4 Notes	90,340,000.00	90,340,000.00	-	-	-	90,340,000.00	1.0000000
9	Total Class A Notes	768,340,000.00	768,340,000.00	-	-	31,630,063.35	736,709,936.65
10	Class B Notes	34,000,000.00	34,000,000.00	-	-	-	34,000,000.00	1.0000000

11	Total Notes	$802,340,000.00	802,340,000.00	$0.00	$0.00	$31,630,063.35	770,709,936.65

	Overcollateralization
12	Exchange Note	56,635,460.80	56,635,460.80				55,160,879.41
13	Series 2020-B Notes	84,948,885.84	84,948,885.84				93,477,174.12

14	Total Overcollateralization	141,584,346.64	141,584,346.64				148,638,053.53
15	Total Target Overcollateralization	$155,747,517.20	155,747,517.20				155,747,517.20

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.16215%	12,188.28	0.1486376	31,630,063.35	385.7324799	0.00
17	Class A-2 Notes	0.32000%	89,004.44	0.2755555	0.00	0.0000000	0.00
18	Class A-3 Notes	0.45000%	105,787.50	0.3875000	0.00	0.0000000	0.00
19	Class A-4 Notes	0.52000%	40,452.24	0.4477777	0.00	0.0000000	0.00
20	Total Class A Notes		247,432.46	0.3220351	31,630,063.35	41.1667535	0.00
21	Class B Notes	0.70000%	20,494.44	0.6027776	0.00	0.0000000	0.00

22	Totals		267,926.90	0.3339319	31,630,063.35	39.4222691	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	887,288,885.84	887,288,885.84				864,187,110.77

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	5.50%	5.50%
25	Aggregate Securitization Value	943,924,346.64	919,347,990.18
26	Aggregate Base Residual Value (Not Discounted)	659,611,212.52	652,980,039.83

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	-	0.00
28	Turn-in Ratio on Scheduled Terminations			0.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	34,499	943,924,346.64
30	Depreciation/Payments		(16,163,361.34)
31	Gross Credit Losses	(14)	(333,934.93)
32	Early Terminations — Regular	(4)	(97,598.49)
33	Scheduled Terminations — Returned	(7)	(162,691.52)
34	Payoff Units & Lease Reversals	(285)	(7,818,770.18)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	34,189	919,347,990.18

World Omni Automobile Lease Securitization Trust 2020-B	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2020

C.	SERVICING FEE

37	Servicing Fee Due	1,546,987.12

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,546,987.12

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (1.00% of Initial Securitization Value)	9,439,243.47
41	Beginning Reserve Account Balance	9,439,243.47
42	Ending Reserve Account Balance	9,439,243.47

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	34,027	99.59%	914,751,737.01
44	31 - 60 Days Delinquent	119	0.35%	3,432,077.97
45	61 - 90 Days Delinquent	22	0.06%	621,853.11
46	91 -120 Days Delinquent	-	-	-
47	121+ Days Delinquent	-	-	-

48	Total	34,168	100.00%	918,805,668.09

49	Total 61+ Delinquent as % End of Period Securitization Value				0.07%
50	Delinquency Trigger Occurred				NO
51	Prepayment Speed (1 Month)				0.43%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	11	260,290.01
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(279,375.05)
54	Less: Excess Wear and Tear Received in Current Period		(294.04)
55	Less: Excess Mileage Received in Current Period		(311.67)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(19,690.75)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-0.03%
58	Prior Period Net Residual Losses/(Gains) Ratio		N/A
59	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
60	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Four Month Average		N/A

62	Beginning Cumulative Net Residual Losses		-
63	Current Period Net Residual Losses		(19,690.75)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(19,690.75)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	14	333,934.93
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(344,125.98)

68	Current Period Net Credit Losses/(Gains)		(10,191.05)

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		-0.01%
70	Prior Period Net Credit Losses/(Gains) Ratio		N/A
71	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
72	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Four Month Average		N/A

74	Beginning Cumulative Net Credit Losses		-
75	Current Period Net Credit Losses		(10,191.05)

76	Ending Cumulative Net Credit Losses		(10,191.05)

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2020-B	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	24,681,952.69
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	190,971.70
80	Liquidation Proceeds, Recoveries & Expenses	96,400.95
81	Insurance Proceeds	247,725.03
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	89,009.06
83	Payoff Payments	8,214,533.61
84	All Other Payments Received	-

85	Collected Amounts	33,520,593.04

86	Investment Earnings on Collection Account	1,269.46

87	Total Collected Amounts - Available for Distribution	33,521,862.50

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	1,546,987.12
89	Interest on the Exchange Note - to the Trust Collection Account	534,838.02
90	Principal on the Exchange Note - to the Trust Collection Account	23,101,775.07
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,546,522.89
92	Remaining Funds Payable to Trust Collection Account	6,791,739.40

93	Total Distributions	33,521,862.50

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	31,974,875.38

95	Investment Earnings on Reserve Account	464.23

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	31,975,339.61

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	77,349.36
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	247,432.46
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	20,494.44
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	31,630,063.35
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	-

108	Total Distributions	31,975,339.61

	CREDIT RISK RETENTION INFORMATION

109	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

		Fair Value	Fair Value
110	Class of Securities	(in millions)	(as a percentage)
111	Class A Notes	$768.29	79.22%
112	Class B Notes	$34.00	3.51%
113	Certificates	$167.53	17.27%
114	Total	$969.81	100.00%

115	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2020-B, and (ii) the residual interest in the 2020-B Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2020-B Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.